STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock price per share	$ 1.58
Prefunded warrants price share	1.58
Warrants price per share	$ 1.30
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock price per share		$ 540
Warrants price per share		$ 346